Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 116,082	$ (2,007)	$ (115,835)	$ (1,760)
Balance (in Shares) at Dec. 31, 2022	989,290,784
Exercise of warrants		801			801
Exercise of warrants (in Shares)	464,015,200
Vested RSU’s
Vested RSU’s (in Shares)	664,800
Reclassification of warrants liability to equity		398			398
Share-based compensation		459			459
Other comprehensive income			267		267
Net loss				(7,277)	(7,277)
Balance at Jun. 30, 2023		117,740	(1,740)	(123,112)	(7,112)
Balance (in Shares) at Jun. 30, 2023	1,453,970,784
Balance at Dec. 31, 2023		119,506	(1,740)	(122,335)	$ (4,569)
Balance (in Shares) at Dec. 31, 2023	1,857,169,984				1,857,169,984
Issuance and exercise of warrants		1,433			$ 1,433
Issuance and exercise of warrants (in Shares)	1,491,240,800
Vested RSU’s
Vested RSU’s (in Shares)	1,020,800
Share-based compensation		333			333
Net loss				(4,481)	(4,481)
Balance at Jun. 30, 2024		$ 121,272	$ (1,740)	$ (126,816)	$ (7,284)
Balance (in Shares) at Jun. 30, 2024	3,349,431,584				3,349,431,584